Financial instruments and risk management (Details 8) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 3,361,573	$ 4,954,435	$ 3,951,163
Other price risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(2,665)	(16,094)	(9,085)
Other price risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	105	21,229	8,785
Interest rate risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	30,192	43,485	15,385
Interest rate risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(30,192)	(43,485)	(15,385)
Currency risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(135,586)	(121,422)	35,311
Currency risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 135,586	$ 121,422	$ (35,311)